Consolidated Statements of Comprehensive Income - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Statement of Comprehensive Income [Abstract]
Net income (loss) for the year	R$ (90,009)	R$ 138,019	R$ 226,867
Other comprehensive income/loss to be reclassified to statement of income for the year in subsequent periods:
Currency translation adjustment of foreign operations	(21,908)	(7,463)	54,768
Total comprehensive income (loss) for the year	R$ (111,917)	R$ 130,556	R$ 281,635